Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2019
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Selling, general and administrative expenses [text block]
25.	Selling, general and administrative expenses

	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017

Personnel expenses	1,474,755	1,441,496	1,236,206
Marketing and promotion expenses	267,241	301,072	278,638
Administrative and other expenses*	3,132,624	2,652,246	2,476,429
	4,874,620	4,394,814	3,991,273

* Includes net foreign exchange loss of
₹
51,936, Nil and
₹
Nil for the years ended March 31, 2019, 2018 and 2017 respectively